Income taxes - Components of deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 464,800	$ 1,441,942
Deferred tax liability (note 21)	(1,199,266)	(60,587)
Net deferred tax assets	(734,466)	1,381,355	$ 330,337
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	288,654	154,406
Net deferred tax assets	288,655	154,406	183,530
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		59,668
Deferred tax liability (note 21)	(1,192,153)	(43,564)
Net deferred tax assets	(1,122,906)	16,104	(37,150)
Right of use assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			3,030
Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	176,146	1,227,868
Net deferred tax assets	176,145	1,227,868	$ 180,927
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (note 21)	(7,113)	(17,023)
Net deferred tax assets	$ (76,360)	$ (17,023)